Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)		Ordinary shares		Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2023		$ 10,000	[1]	$ (10,000)	$ 1,282	$ (596,161)	$ 3,367	$ (591,512)
Balance (in Shares) at Dec. 31, 2023	[1]	20,000,000
Net loss			[1]			(218,123)		(218,123)
Foreign currency translation adjustment			[1]				(498)	(498)
Balance at Jun. 30, 2024		$ 10,000	[1]	$ (10,000)	1,282	(814,284)	2,869	(810,133)
Balance (in Shares) at Jun. 30, 2024	[1]	20,000,000
Balance at Dec. 31, 2024		$ 11,100	[1]		2,000,182	(638,380)	377	1,373,279
Balance (in Shares) at Dec. 31, 2024	[1]	22,200,000
Issuance of ordinary shares		$ 1,332	[1]		8,142,462			8,143,794
Issuance of ordinary shares (in Shares)	[1]	2,664,000
Net loss			[1]			(563,147)		(563,147)
Foreign currency translation adjustment			[1]				(23,643)	(23,643)
Balance at Jun. 30, 2025		$ 12,432	[1]		10,142,644	(1,201,527)	(23,266)	8,930,283
Balance (in Shares) at Jun. 30, 2025	[1]	24,864,000
Balance at Dec. 31, 2025		$ 12,432	[1]		10,142,644	11,655,269	(10,083)	21,800,262
Balance (in Shares) at Dec. 31, 2025	[1]	24,864,000
Net loss			[1]			(648,698)		(648,698)
Foreign currency translation adjustment			[1]				(38,425)	(38,425)
Balance at Jun. 30, 2026		$ 12,432	[1]		$ 10,142,644	$ 11,006,571	$ (48,508)	$ 21,113,139
Balance (in Shares) at Jun. 30, 2026	[1]	24,864,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.